UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            EcoSolutions Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components – 1.0%
Johnson Controls, Inc. (a)	36,300	$1,153,251

Building Products – 0.2%
Kingspan Group Plc	23,600	221,144

Chemicals – 20.8%
Agrium, Inc. (a)	36,200	2,905,412
CF Industries Holdings, Inc. (a)	11,550	2,048,739
Ecolab, Inc. (a)	15,282	923,644
Incitec Pivot Ltd.	299,600	1,020,457
Israel Chemicals Ltd.	90,000	939,359
K+S AG	20,600	984,819
Monsanto Co. (a)	43,300	3,552,765
The Mosaic Co. (a)	40,100	2,244,397
Novozymes A/S, B Shares	45,500	1,283,680
Nufarm Ltd. (b)	74,460	360,063
Potash Corp. of Saskatchewan, Inc. (a)	58,500	2,734,290
Sinofert Holdings Ltd.	2,751,500	791,750
Syngenta AG (b)	9,300	2,824,171
Umicore SA	24,000	1,117,966
Wacker Chemie AG (c)	7,600	698,595

		24,430,107

Commercial Services & Supplies – 2.3%
Tetra Tech, Inc. (a)(b)	93,100	2,153,403
Tianjin Capital Environmental Protection Group Co. Ltd., Series H	2,083,000	531,425

		2,684,828

Construction & Engineering – 2.1%
Aegion Corp. (a)(b)	15,800	269,706
Layne Christensen Co. (a)(b)	11,900	276,437
Quanta Services, Inc. (a)(b)	50,800	1,097,280
The Shaw Group, Inc. (a)(b)	32,100	871,194

		2,514,617

Electric Utilities – 3.8%
Acciona SA	4,800	385,968
Iberdrola SA	237,005	1,399,993
ITC Holdings Corp. (a)	5,800	427,518
NextEra Energy, Inc. (a)	26,900	1,609,965
SSE Plc	32,000	617,404

		4,440,848

Electrical Equipment – 3.2%
ABB Ltd. (b)	21,600	450,789
American Superconductor Corp. (a)(b)(c)	37,200	187,860
Gamesa Corp. Tecnologica SA (c)	40,100	157,297
General Cable Corp. (a)(b)(c)	10,000	308,600
Nordex SE (b)	8,900	53,875
Roper Industries, Inc. (a)	12,400	1,158,036
Schneider Electric SA	16,000	996,205
Vestas Wind Systems A/S (b)	37,200	419,702

		3,732,364

Electronic Equipment, Instruments & Components – 1.9%
Itron, Inc. (a)(b)	24,400	946,476
Trimble Navigation Ltd. (a)(b)(c)	26,510	1,241,463

		2,187,939

Food Products – 13.7%
Agria Corp. - ADR (c)	100,000	99,000
Archer-Daniels-Midland Co.	47,100	1,348,473
BrasilAgro - Companhia Brasileira de Propriedades AG (b)	525,200	3,066,071
Bunge Ltd. (a)	30,600	1,752,462

Common Stocks	Shares	Value

Food Products (concluded)
Cosan Ltd., A Shares (a)	97,000	$1,245,480
Cresud SACIF y A - ADR	50,200	635,532
Illovo Sugar Ltd.	234,900	765,871
IOI Corp. Bhd	533,333	945,542
Orkla ASA	64,100	520,046
Sao Martinho SA	200,000	2,307,692
SLC Agricola SA	150,000	1,373,626
SunOpta, Inc. (a)(b)	65,900	321,592
Viterra, Inc. (a)	117,846	1,268,134
Wilmar International Ltd.	92,000	390,361

		16,039,882

Independent Power Producers & Energy Traders – 0.8%
China Longyuan Power Group Corp., Series H	292,000	221,795
Enel Green Power SpA	153,400	305,740
Ormat Technologies, Inc. (a)	20,800	338,000
Trina Solar Ltd. - ADR (a)(b)(c)	11,600	93,264

		958,799

Machinery – 10.3%
AGCO Corp.	41,400	2,108,502
CNH Global NV (a)(b)	26,000	1,085,240
Deere & Co. (a)	22,900	1,972,835
IDEX Corp.	12,600	510,552
Kurita Water Industries Ltd.	66,500	1,811,554
Pall Corp. (a)	11,900	710,192
Pentair, Inc. (a)	53,000	1,951,460
Watts Water Technologies, Inc., Class A (a)	31,500	1,214,325
Xylem, Inc. (a)	26,200	678,842

		12,043,502

Materials – 2.1%
Johnson Matthey Plc	77,500	2,511,353

Multi-Utilities – 1.5%
Hera SpA	446,500	626,028
Suez Environnement Co.	11,525	147,657
United Utilities Group Plc	91,181	865,872
Veolia Environnement	10,900	124,173

		1,763,730

Oil, Gas & Consumable Fuels – 2.3%
Cheniere Energy, Inc. (a)(b)	10,200	130,458
D1 Oils Plc	360,099	9,930
Rentech, Inc. (b)	450,000	792,000
Sasol Ltd.	25,000	1,278,308
Sasol Ltd. - ADR (a)	9,700	497,998

		2,708,694

Paper & Forest Products – 0.4%
Fibria Celulose SA - ADR (c)	28,500	227,715
Precious Woods Holding AG (b)	20,000	224,871

		452,586

Real Estate Investment Trusts (REITs) – 3.0%
Plum Creek Timber Co., Inc. (a)(c)	57,600	2,233,728
Rayonier, Inc. (a)	27,175	1,242,713

		3,476,441

Road & Rail – 0.7%
All American Latina Logistica SA	133,000	765,024

Semiconductors & Semiconductor Equipment – 0.6%
First Solar, Inc. (a)(b)(c)	5,400	228,312
MEMC Electronic Materials, Inc. (a)(b)(c)	19,400	88,658

JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
Renewable Energy Corp. ASA (b)	27,400	$20,454
Solarworld AG (c)	28,500	143,104
Suntech Power Holdings Co. Ltd. - ADR (a)(b)(c)	14,600	47,450
Yingli Green Energy Holding Co. Ltd. - ADR (a)(b)(c)	38,200	161,586

		689,564

Water Utilities – 24.0%
American States Water Co. (a)	48,900	1,768,713
American Water Works Co., Inc.	60,600	2,044,038
Aqua America, Inc. (a)	116,600	2,572,196
Artesian Resources Corp., Class A	39,400	744,660
The Athens Water Supply & Sewage Co. SA	89,950	381,054
California Water Service Group	100,900	1,861,605
China Water Affairs Group Ltd. (c)	4,556,000	1,395,872
Cia de Saneamento Basico do Estado de Sao Paulo (b)	81,000	2,704,636
Cia de Saneamento de Minas Gerais	160,000	3,543,040
Hyflux Ltd.	869,000	947,403
Inversiones Aguas Metropolitanas SA	1,500,000	2,340,745
Manila Water Co., Inc	5,610,000	2,747,164
Pennon Group Plc	215,200	2,361,267
Severn Trent Plc	113,500	2,730,340

		28,142,733

Total Long-Term Investments (Cost – $124,848,851) – 94.7%		110,917,406

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(f)	7,052,949	7,052,949

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.09% (d)(e)(f)	$3,309	3,309,230

Total Short-Term Securities
(Cost – $10,362,179) – 8.8%		10,362,179

Total Investments Before Outstanding Options Written
(Cost – $135,211,030*) – 103.5%		121,279,585

Options Written	Contracts

Exchange-Traded Call Options – (1.1)%
Aegion Corp., Strike Price USD 15, Expires 2/20/12	71	(14,200)
Agrium, Inc., Strike Price USD 70, Expires 2/20/12	165	(173,250)
American States Water Co., Strike Price USD 35, Expires 2/20/12	220	(28,600)
American Superconductor Corp., Strike Price USD 4, Expires 2/20/12	170	(19,125)
Aqua America, Inc., Strike Price USD 21.75, Expires 2/20/12	175	(9,494)
Bunge Ltd., Strike Price USD 60, Expires 3/19/12	138	(12,420)
CF Industries Holdings, Inc., Strike Price USD 175, Expires 3/19/12	52	(64,610)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
Cheniere Energy, Inc., Strike Price USD 10, Expires 2/20/12	46	$(13,110)
CNH Global NV, Strike Price USD 45, Expires 3/19/12	117	(11,992)
Cosan Ltd., A Shares, Strike Price USD 12.50, Expires 3/19/12	436	(32,700)
Deere & Co., Strike Price USD 87.50, Expires 3/19/12	105	(26,092)
Ecolab, Inc., Strike Price USD 60, Expires 2/20/12	69	(8,108)
First Solar, Inc., Strike Price USD 34, Expires 2/20/12	25	(21,438)
General Cable Corp., Strike Price USD 25, Expires 2/20/12	45	(29,925)
ITC Holdings Corp., Strike Price USD 75.75, Expires 2/24/12	26	(1,537)
Itron, Inc., Strike Price USD 40, Expires 3/19/12	110	(18,975)
Johnson Controls, Inc., Strike Price USD 30, Expires 2/20/12	165	(33,825)
Layne Christensen Co., Strike Price USD 25, Expires 3/19/12	54	(3,375)
MEMC Electronic Materials, Inc., Strike Price USD 5, Expires 3/19/12	90	(2,610)
Monsanto Co., Strike Price USD 70, Expires 2/20/12	195	(235,950)
The Mosaic Co., Strike Price USD 57.50, Expires 3/19/12	180	(35,190)
NextEra Energy, Inc., Strike Price USD 60, Expires 2/20/12	120	(6,900)
Ormat Technologies, Inc., Strike Price USD 17.50, Expires 2/20/12	94	(2,820)
Pall Corp., Strike Price USD 60, Expires 2/20/12	55	(5,500)
Pentair, Inc., Strike Price USD 38, Expires 2/29/12	240	(13,830)
Plum Creek Timber Co., Inc., Strike Price USD 40, Expires 3/19/12	260	(7,540)
Potash Corp. of Saskatchewan, Inc.:
Strike Price USD 40, Expires 2/20/12	135	(91,462)
Strike Price USD 42.50, Expires 2/20/12	135	(59,400)
Quanta Services, Inc., Strike Price USD 22, Expires 3/19/12	230	(18,400)
Rayonier, Inc., Strike Price USD 47.50, Expires 3/12/12	125	(1,668)
Roper Industries, Inc., Strike Price USD 95, Expires 3/19/12	56	(14,280)
Sasol Ltd. - ADR, Strike Price USD 45, Expires 2/20/12	97	(60,625)
The Shaw Group, Inc., Strike Price USD 29, Expires 3/19/12	145	(10,150)
SunOpta, Inc., Strike Price USD 4.35, Expires 3/12/12	300	(17,318)
Suntech Power Holdings Co. Ltd. - ADR, Strike Price USD 3.50, Expires 3/19/12	66	(1,914)
Tetra Tech, Inc., Strike Price USD 22.50, Expires 3/19/12	420	(52,500)
Trimble Navigation Ltd., Strike Price USD 45.50, Expires 2/29/12	120	(30,310)
Trina Solar Ltd. - ADR, Strike Price USD 8, Expires 3/19/12	53	(5,486)
Viterra, Inc., Strike Price CAD 10.50, Expires 3/19/12	530	(27,750)

2	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
Watts Water Technologies, Inc., Class A, Strike Price USD 35.50, Expires 2/27/12	140	$(50,248)
Xylem, Inc., Strike Price USD 27.50, Expires 3/12/12	118	(6,040)
Yingli Green Energy Holding Co. Ltd. - ADR, Strike Price USD 5, Expires 3/19/12	172	(3,440)

Total Exchange-Traded Call Options		(1,284,107)

Over-the-Counter Call Options – (1.2)%
ABB Ltd., Strike Price CHF 20, Expires 2/17/12, Broker UBS Securities LLC	100	(2,193)
Acciona SA, Strike Price EUR 64.76, Expires 2/02/12, Broker Citigroup Global Markets, Inc.	2,500	(71)
AGCO Corp., Strike Price USD 51.11, Expires 2/23/12, Broker Citigroup Global Markets, Inc.	18,700	(31,721)
All American Latina Logistica SA, Strike Price BRL 10.28, Expires 3/22/12, Broker Deutsche Bank Securities Corp.	59,900	(18,259)
American Water Works Co., Inc., Strike Price USD 31.76, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	27,000	(57,669)
Aqua America, Inc.:
Strike Price USD 21.33, Expires 3/02/12, Broker Morgan Stanley & Co., Inc.	17,000	(15,518)
Strike Price USD 21.41, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	18,000	(16,200)
Archer-Daniels-Midland Co., Strike Price USD 28.17, Expires 2/09/12, Broker Goldman Sachs & Co.	21,000	(13,639)
BrasilAgro - Companhia Brasileira de Propriedades AG:
Strike Price BRL 8.59, Expires 2/10/12, Broker Deutsche Bank Securities Corp.	39,000	(36,078)
Strike Price BRL 8.94, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	39,000	(28,202)
Strike Price BRL 9.55, Expires 2/22/12, Broker Deutsche Bank Securities Corp.	39,400	(15,935)
Strike Price BRL 9.57, Expires 2/28/12, Broker Banc of America Securities	39,400	(16,039)
Strike Price BRL 9.8, Expires 3/22/12, Broker Deutsche Bank Securities Corp.	39,400	(14,181)
California Water Service Group:
Strike Price USD 17.92, Expires 3/06/12, Broker Credit Suisse First Boston	22,700	(18,153)
Strike Price USD 17.98, Expires 3/13/12, Broker Morgan Stanley & Co., Inc.	22,700	(18,285)
China Longyuan Power Group Corp., Series H, Strike Price HKD 6.08, Expires 2/15/12, Broker Credit Suisse First Boston	132,000	(1,965)
China Water Affairs Group Ltd., Strike Price HKD 2.13, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	1,000,000	(32,825)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Cia de Saneamento Basico do Estado de Sao Paulo, Strike Price BRL 56.9, Expires 3/22/12, Broker Citigroup Global Markets, Inc.	36,500	$(64,763)
Cia de Saneamento de Minas Gerais:
Strike Price BRL 37.17, Expires 3/08/12, Broker UBS Securities LLC	36,000	(50,943)
Strike Price BRL 36.16, Expires 3/22/12, Broker Deutsche Bank Securities Corp.	36,000	(69,869)
Cresud SACIF y A - ADR, Strike Price USD 11.77, Expires 3/23/12, Broker Credit Suisse First Boston	22,500	(25,992)
Enel Green Power SpA, Strike Price EUR 1.57, Expires 2/02/12, Broker UBS Securities LLC	69,000	(52)
Fibria Celulose SA - ADR, Strike Price USD 7.99, Expires 2/27/12, Broker Deutsche Bank Securities Corp.	13,000	(6,293)
Gamesa Corp. Tecnologica SA, Strike Price EUR 3.06, Expires 2/03/12, Broker UBS Securities LLC	18,000	(484)
Hera SpA, Strike Price EUR 1.05, Expires 2/03/12, Broker UBS Securities LLC	201,000	(7,377)
Hyflux Ltd., Strike Price SGD 1.25, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	391,000	(38,802)
Iberdrola SA, Strike Price EUR 4.75, Expires 2/02/12, Broker Morgan Stanley & Co., Inc.	106,700	(25)
IDEX Corp., Strike Price USD 38.85, Expires 2/28/12, Broker Morgan Stanley & Co., Inc.	5,700	(13,213)
Illovo Sugar Ltd.:
Strike Price ZAR 24.67, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	54,300	(5,825)
Strike Price ZAR 24.75, Expires 2/14/12, Broker Deutsche Bank Securities Corp.	54,300	(6,168)
Incitec Pivot Ltd., Strike Price AUD 3.14, Expires 2/15/12, Broker JPMorgan Chase Securities	134,900	(17,342)
Inversiones Aguas Metropolitanas SA:
Strike Price CLP 763.28, Expires 2/10/12, Broker Credit Suisse First Boston	225,000	(9,833)
Strike Price CLP 790.88, Expires 3/08/12, Broker Citigroup Global Markets, Inc.	225,000	(7,727)
Strike Price CLP 768.61, Expires 3/27/12, Broker Credit Suisse First Boston	225,000	(14,987)
IOI Corp. Bhd, Strike Price MYR 5.39, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	240,000	(8,338)
Israel Chemicals Ltd., Strike Price ILS 35.96, Expires 2/03/12, Broker Citigroup Global Markets, Inc.	40,500	(33,597)
Johnson Matthey Plc, Strike Price GBP 17.77, Expires 2/03/12, Broker Citigroup Global Markets, Inc.	34,900	(153,876)
K+S AG, Strike Price EUR 37.16, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	9,300	(11,072)

JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Kingspan Group Plc:
Strike Price EUR 6.26, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	5,300	$(6,265)
Strike Price EUR 6.57, Expires 2/14/12, Broker Societe General Securities Corp.	5,300	(4,407)
Kurita Water Industries Ltd., Strike Price JPY 2,040.89, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	30,000	(23,791)
Nordex SE, Strike Price EUR 3.90, Expires 2/03/12, Broker Deutsche Bank Securities Corp.	4,000	(3,827)
Novozymes A/S, B Shares, Strike Price DKK 168.42, Expires 2/02/12, Broker UBS Securities LLC	20,500	(175)
Nufarm Ltd., Strike Price AUD 4.20, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	33,500	(13,591)
Orkla ASA, Strike Price NOK 42.35, Expires 2/03/12, Broker UBS Securities LLC	28,900	(25,862)
Pennon Group Plc, Strike Price GBP 6.83, Expires 2/03/12, Broker UBS Securities LLC	95,000	(21,815)
Renewable Energy Corp. ASA, Strike Price NOK 3.16, Expires 2/03/12, Broker Deutsche Bank Securities Corp.	12,500	(2,606)
Sao Martinho SA:
Strike Price BRL 17.98, Expires 2/15/12, Broker Credit Suisse First Boston	41,600	(52,656)
Strike Price BRL 17.11, Expires 2/28/12, Broker UBS Securities LLC	24,200	(42,721)
Strike Price BRL 20.15, Expires 3/22/12, Broker Deutsche Bank Securities Corp.	24,200	(14,361)
Schneider Electric SA, Strike Price EUR 38.68, Expires 2/03/12, Broker UBS Securities LLC	7,200	(83,977)
Scottish & Southern Energy Plc, Strike Price GBP 12.64, Expires 2/02/12, Broker Morgan Stanley & Co., Inc.	14,400	(82)
Severn Trent Plc, Strike Price GBP 14.82, Expires 2/03/12, Broker Societe General Securities Corp.	51,000	(36,099)
Sinofert Holdings Ltd., Strike Price HKD 2.15, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	1,240,000	(22,175)
SLC Agricola SA:
Strike Price BRL 15.41, Expires 2/22/12, Broker Credit Suisse First Boston	16,900	(8,247)
Strike Price BRL 15.36, Expires 3/08/12, Broker Deutsche Bank Securities Corp.	16,900	(9,928)
Strike Price BRL 15.47, Expires 3/27/12, Broker Credit Suisse First Boston	33,700	(21,230)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Solarworld AG, Strike Price EUR 3.23, Expires 2/03/12, Broker Deutsche Bank Securities Corp.	12,900	$(10,205)
Suez Environnement Co., Strike Price EUR 8.93, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	5,200	(5,886)
Syngenta AG, Strike Price CHF 285.83, Expires 2/29/12, Broker UBS Securities LLC	4,200	(18,142)
Tianjin Capital Environmental Protection Group Co. Ltd., Series H, Strike Price HKD 1.95, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	938,000	(9,111)
Umicore SA, Strike Price EUR 31.08, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	10,800	(64,021)
United Utilities Group Plc, Strike Price GBP 5.97, Expires 2/03/12, Broker Societe General Securities Corp.	41,000	(4,259)
Veolia Environnement, Strike Price EUR 8.69, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	4,900	(886)
Vestas Wind Systems A/S, Strike Price DKK 67.53, Expires 2/02/12, Broker Deutsche Bank Securities Corp.	16,800	(1,045)
Wacker Chemie AG, Strike Price EUR 61.62, Expires 2/03/12, Broker UBS Securities LLC	3,500	(39,613)
Wilmar International Ltd., Strike Price SGD 5.14, Expires 2/15/12, Broker JPMorgan Chase Securities	42,000	(7,548)

Total Over-the-Counter Call Options		(1,438,042)

Total Options Written
(Premiums Received – $1,537,563) – (2.3)%		(2,722,149)

Total Investments Net of Outstanding Options
Written – 101.2%		118,557,436
Liabilities in Excess of Other Assets – (1.2)%		(1,380,144)

Net Assets – 100.0%		$117,177,292

* As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$156,534,672

Gross unrealized appreciation		$8,925,414
Gross unrealized depreciation		(44,180,501)

Net unrealized depreciation		$(35,255,087)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at January 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,507,628	(2,454,679)	7,052,949	$159	$2,889
BlackRock Liquidity Series, LLC Money Market Series	$1,800,329	$1,508,901	$3,309,230	–	$14,805

4	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$ 1,153,251	–	–	$1,153,251
Building Products	–	$ 221,144	–	221,144
Chemicals	14,409,247	10,020,860	–	24,430,107
Commercial Services & Supplies	2,153,403	531,425	–	2,684,828
Construction & Engineering	2,514,617	–	–	2,514,617
Electric Utilities	2,037,483	2,403,365	–	4,440,848
Electrical Equipment	1,654,496	2,077,868	–	3,732,364
Electronic Equipment, Instruments & Components	2,187,939	–	–	2,187,939
Food Products	14,183,933	1,855,949	–	16,039,882
Independent Power Producers & Energy Traders	431,264	527,535	–	958,799
Machinery	10,231,948	1,811,554	–	12,043,502
Materials	–	2,511,353	–	2,511,353
Multi-Utilities	–	1,763,730	–	1,763,730
Oil, Gas & Consumable Fuels	1,430,386	1,278,308	–	2,708,694
Paper & Forest Products	227,715	224,871	–	452,586
Real Estate Investment Trusts (REITs)	3,476,441	–	–	3,476,441
Road & Rail	765,024	–	–	765,024
Semiconductors & Semiconductor Equipment	526,006	163,558	–	689,564
Water Utilities	17,579,633	10,563,100	–	28,142,733
Short-Term Securities	7,052,949	3,309,230	–	10,362,179

Total	$ 82,015,735	$39,263,850	–	$121,279,585

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,153,662)	$(1,568,487)	–	$(2,722,149)

[1]	Derivative financial instruments are options which are shown at value.

JANUARY 31, 2012	5

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trust’s Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	HKD	Hong Kong Dollar
	AUD	Australian Dollar	ILS	Israeli Shekel
	BRL	Brazil Real	JPY	Japanese Yen
	CAD	Canadian Dollar	MYR	Malaysian Ringgit
	CHF	Swiss Franc	NOK	Norwegian Krone
	CLP	Chilean Peso	REIT	Real Estate Investment Trust
	DKK	Danish Krone	SGD	Singapore Dollar
	EUR	Euro	USD	US Dollar
	GBP	British Pound	ZAR	South African Rand

6	JANUARY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EcoSolutions Investment Trust

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EcoSolutions Investment Trust

Date:	March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock EcoSolutions Investment Trust

Date:	March 23, 2012